Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
United States
Operating loss carryforwards
Net operating loss (NOL) carryforwards	$ 14.6
Percentage of cumulative change in ownership which may substantially limit the annual utilization of the entity's net operating loss carryforwards	50.00%
Period over which cumulative change in percentage of ownership is considered for determining the limitation on the annual utilization of the entity's net operating loss and tax credit carryforwards	3 years
Commonwealth of Australia
Operating loss carryforwards
Net operating loss (NOL) carryforwards	$ 54.1